CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	May 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred shares designated (in shares)	0			22,885,492
Preferred stock, shares issued (in shares)	0			22,885,492
Preferred stock, shares outstanding (in shares)				22,885,492
Preferred stock, aggregate liquidation preference				$ 120,000
Common stock, par value (in dollars per share)		$ 0.000273235		$ 0.000273235	$ 0.000273235
Common stock, shares designated (in shares)		200,000,000	44,746,463	43,918,239	43,918,239
Convertible Preferred Shares (Series A, B and C)
Convertible preferred shares, par value (in dollars per share)	$ 0.000273235		$ 0.000273235	$ 0.000273235	$ 0.000273235
Preferred shares designated (in shares)	0		35,670,093	22,885,492	17,128,120
Preferred stock, shares issued (in shares)	0			22,885,492	17,128,120
Preferred stock, shares outstanding (in shares)	0			22,885,492	17,128,120	8,028,809
Preferred stock, aggregate liquidation preference	$ 0			$ 120,000	$ 80,000
Class A common shares
Common stock, par value (in dollars per share)	$ 0.000273235			$ 0.000273235	$ 0.000273235
Common stock, shares designated (in shares)			5,507,938	5,507,938	4,491,921
Common stock, shares issued (in shares)	15,772,257			719,976	719,976
Common stock, shares outstanding (in shares)	15,772,257			719,976	719,976
Class B common shares
Common stock, par value (in dollars per share)	$ 0.000273235			$ 0.000273235	$ 0.000273235
Common stock, shares designated (in shares)			3,568,353	3,568,353	3,568,353
Common stock, shares issued (in shares)	4,638,855			3,568,353	3,568,353
Common stock, shares outstanding (in shares)	4,638,855			3,568,353	3,568,353
Class A1 common shares
Common stock, par value (in dollars per share)	$ 0.000273235			$ 0.000273235	$ 0.000273235
Common stock, shares designated (in shares)				0	0
Common stock, shares issued (in shares)	12,995,954			0	0
Common stock, shares outstanding (in shares)	12,995,954			0	0
Class B1 common shares
Common stock, par value (in dollars per share)	$ 0.000273235			$ 0.000273235	$ 0.000273235
Common stock, shares designated (in shares)				0	0
Common stock, shares issued (in shares)	16,057,618			0	0
Common stock, shares outstanding (in shares)	16,057,618			0	0